FAIR VALUE OF BIFRUCATED CONVERTIBLE FEATURE OF CONVERTIBLE BRIDGE LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
SUMMARY OF OBSERVABLE INPUTS USED IN THE VALUATION OF THE CONVERTIBLE COMPONENT LIABILITY

	Closing Date	As of December 31, 2021
Share price (U.S. dollars)	$0.058	$0.058
Expected volatility	142.2%-169.8%	142.2%-169.8%
Risk-free interest rate	0.19%-0.38%	0.19%-0.38%

	Closing Date	As of December 31, 2020
Share price (U.S. dollars)	$0.051-$0.125	$0.075
Expected volatility	95.92%-127.53%	128.3%-131.5%
Risk-free interest rate	0.10%-0.18%	0.08%-0.14%

SUMMARY OF FAIR VALUE OF CONVERTIBLE COMPONENT LIABILITY

Fair value of bifurcated conversion feature liability
Balances as of December 31, 2019	$-
Plus: Recognition at the initial date	2,893
Less: Partial conversion of convertible bridge loans into equity	(38)
Plus: Modification of convertible bridge loans transactions	213
Less: Changes in fair value	(568)
Balances as of December 31, 2020	$2,500
Plus: Recognition at the initial date	7,420
Less: Partial conversion of convertible bridge loans into equity	(174)
Plus: Modification of convertible bridge loans transactions	(3,384)
Less: Changes in fair value	(2,180)
Balances as of December 31, 2021	$4,182